Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) usd_per_bbl	Dec. 31, 2023 USD ($) usd_per_mmBtu	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) usd_per_bbl	Dec. 31, 2022 USD ($) usd_per_mmBtu	Dec. 31, 2022 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	8.00%	8.00%	8.00%	8.00%	7.00%	7.00%	7.00%
Carrying amount of oil and gas properties	$ 104,719	$ 104,719	$ 104,719	$ 104,719	$ 106,044	$ 106,044	$ 106,044
Nominal Inflation Rate Used in Determining Price Assumptions				2.00%			2.00%
Goodwill	12,472	12,472	12,472	$ 12,472	11,960	11,960	$ 11,960
gas & low carbon energy and oil production & operations [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 7,000	$ 7,000	$ 7,000	$ 7,000	$ 7,200	$ 7,200	$ 7,200
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Discount rate used in current estimate of value in use	9.00%	9.00%	9.00%	9.00%	7.00%	7.00%	7.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	4.00%	4.00%	4.00%	4.00%	2.00%	2.00%	2.00%
Discount rate used in current estimate of value in use	20.00%	20.00%	20.00%	20.00%	18.00%	18.00%	18.00%
Within one year
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70	4		78	4.08
Later than one year and not later than five years [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70	4		71	4.08
5 to 10 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70	4		71	4.08
Later than ten years and not later than twenty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		63	4		59	3.57
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		50	4.00		46	3.57
Low carbon energy assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	6.50%	6.50%	6.50%	6.50%	6.00%	6.00%	6.00%
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 18,374	$ 18,374	$ 18,374	$ 18,374	$ 11,652	$ 11,652	$ 11,652
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	61,957	$ 61,957	$ 61,957	$ 61,957	$ 67,611	$ 67,611	$ 67,611
Percentage of headroom (less than or equal to)				20.00%
Ten Percentage Point Decrease | Oil and gas properties | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(16,000)
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				23.00%
Ten Percentage Point Decrease | Oil and gas properties | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(17,000)
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				24.00%
Ten Percentage Point Increase | Oil and gas properties | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	2,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				3.00%
Ten Percentage Point Increase | Oil and gas properties | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	3,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				4.00%
One Percentage Point Increase
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	800
One Percentage Point Decrease
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	$ 900